Nature of Operations - Additional Information (Detail) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Nature of operations [abstract]
Accumulated deficit	$ (103,400,960)	$ (85,143,089)
Working capital	$ 48,677,217